TRUCKING ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
TRUCKING ACQUISITION [Abstract]
Estimated Allocation of Purchase Price
The fair value of the consideration transferred has been determined on a preliminary basis. The consideration has been allocated to the assets acquired and liabilities assumed on a preliminary basis based on their estimated fair values at the date of acquisition. The Company has allocated goodwill to customer contracts on a preliminary basis but will require additional information to allocate the fair values to the net assets acquired. The determination of the fair value of the net assets acquired will be revised by the Company as additional information is received.  The Company has estimated the allocation of the purchase price as follows:

Purchase price consideration	US $
Consideration – cash	1,860,000
Consideration – shares	1,240,000
Fair value of consideration	3,100,000

Cash	117,321
Prepaid expenses	20,440
Loans payable	(52,042)
Accounts payable and accrued liabilities	(59,657)
Customer contract	3,073,938
Total net assets acquired and liabilities assumed	3,100,000